Vessel Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating Expenses [Abstract]
Crew wages and related costs	$ 16,179	$ 17,001
Insurance	1,675	1,578
Repairs, maintenance and drydocking costs	6,069	2,936
Spares, stores and provisions	8,042	7,218
Lubricants	2,198	2,345
Taxes	313	303
Miscellaneous	1,323	1,162
Total	$ 35,799	$ 32,543